VIA EDGAR

September 2, 2026

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), this letter certifying that the form of Prospectuses and Statements of Additional Information for the Bluemonte Large Cap Core ETF, Bluemonte Large Cap Growth ETF, Bluemonte Large Cap Value ETF, Bluemonte Dynamic Total Market ETF, Bluemonte Global Equity ETF, Bluemonte Core Bond ETF, Bluemonte Short Term Bond ETF, Bluemonte Long Term Bond ETF, Bluemonte Diversified Income ETF, CORE16 Best of Breed Premier Index ETF, MUSQ Global Music Industry Index ETF, ROBO Global® Robotics and Automation Index ETF, ROBO Global® Healthcare Technology and Innovation ETF, and ROBO Global® Artificial Intelligence ETF that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 457, which was filed electronically with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001213900-26-094412) on August 27, 2026 and effective on August 28, 2026.

If you have any questions, please contact me at 518-282-4558.

Sincerely,

/s/ Richard Malinowski
Richard Malinowski
President
Exchange Traded Concepts Trust